Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Change in Accumulated Other Comprehensive Income by Category

($ millions)	Opening Balance	Net Change	Ending Balance
2024
Unrealized foreign currency translation gains (losses)
Net investments in foreign operations	1,059	1,653	2,712
Hedges of net investments in foreign operations	(452)	(262)	(714)
Income tax recovery	4	14	18
	611	1,405	2,016
Other
Interest rate hedges (Note 26)	62	10	72
Unrealized employee future benefits (losses) gains (Note 24)	(9)	2	(7)
Income tax expense	(11)	(3)	(14)
	42	9	51
Accumulated other comprehensive income	653	1,414	2,067

2023
Unrealized foreign currency translation gains (losses)
Net investments in foreign operations	1,495	(436)	1,059
Hedges of net investments in foreign operations	(530)	78	(452)
Income tax recovery (expense)	7	(3)	4
	972	(361)	611
Other
Interest rate hedges (Note 26)	49	13	62
Unrealized employee future benefits losses (Note 24)	(6)	(3)	(9)
Income tax expense	(7)	(4)	(11)
	36	6	42
Accumulated other comprehensive income	1,008	(355)	653